Share Capital	12 Months Ended
Mar. 31, 2026
Share Capital [Abstract]
Share capital
11.	Share capital

	March 31, 2025	March 31, 2026	March 31, 2025	March 31, 2026
	Number of ordinary shares		US$	US$
Issued and fully paid:
Class A ordinary shares	13,000,000	15,300,000	130	153
Class B ordinary shares	3,000,000	3,000,000	30	30
	16,000,000	18,300,000	160	183

On March 21, 2024, KMV undertook a share subdivision exercise whereby the share capital of the Company of US$50,000, is subdivided into 5,000,000,000 ordinary shares of nominal par value of US$0.00001 each (the “Subdivision”), and immediately following the Subdivision, KMV re-designated and re-classified its authorized share capital of KMV by designating 4,975,000,000 Class A ordinary shares of nominal or par value of US$0.00001 and 25,000,000 Class B ordinary shares of nominal or par value of US$0.00001 (the “Re-classification”).

Holders of Class A ordinary share and Class B ordinary share vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A ordinary share is entitled to one (1) vote and each Class B ordinary share is entitled to twenty (20) votes.

On May 29, 2024, the Company completed its reorganization (Note 1), resulting in 13,000,000 Class A ordinary shares and 3,000,000 Class B ordinary shares issued and outstanding, respectively. These 13,000,000 Class A ordinary shares and 3,000,000 Class B ordinary shares are presented on a retroactive basis to reflect the Reorganization.

On June 25, 2025, the Company completed its IPO. In this offering, the Company issued 2,000,000 Class A ordinary shares at a price of US$4.00 per share. The Company received gross proceeds in the amount of US$8,000,000 before deducting any underwriting discounts or expenses. The Class A ordinary shares began trading on June 25, 2025 on the Nasdaq Capital Market under the ticker symbol “FMFC”.

On July 16, 2025, the underwriters exercised their over-allotment option to purchase an additional 300,000 Class A ordinary shares of the Company, at a price of US$4.00 per share. The Company received gross proceeds in the amount of US$1,200,000 before deducting any underwriting discounts or expenses.

The gross proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totaled US$9,200,000, before deducting underwriting discounts and other related expenses.